Investment Risks	Nov. 04, 2025
Eventide Gilead Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries. The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio manager’s judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Gilead Fund | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Eventide Gilead Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Gilead Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Gilead Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries. The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Gilead Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Gilead Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Gilead Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Gilead Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Gilead Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio manager’s judgments will produce the desired results.

Eventide Gilead Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Gilead Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Gilead Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Gilead Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Gilead Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Gilead Fund | Healthcare & Life Sciences Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Gilead Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Eventide Gilead Fund | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Gilead Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Gilead Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Gilead Fund | Stock Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary, and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the drug-related industries.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Healthcare & Life Sciences Fund | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Healthcare & Life Sciences Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Development Stage Company Risk. The Fund may invest a substantial portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Healthcare & Life Sciences Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Healthcare & Life Sciences Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Healthcare & Life Sciences Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Healthcare & Life Sciences Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Healthcare & Life Sciences Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Healthcare & Life Sciences Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Healthcare & Life Sciences Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Eventide Healthcare & Life Sciences Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Healthcare & Life Sciences Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Healthcare & Life Sciences Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Healthcare & Life Sciences Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Healthcare & Life Sciences Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Healthcare & Life Sciences Fund | Healthcare & Life Sciences Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Healthcare & Life Sciences Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Healthcare & Life Sciences Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Healthcare & Life Sciences Fund | Stock Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Healthcare & Life Sciences Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the drug-related industries.

Eventide Balanced Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated, or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Balanced Fund | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Eventide Balanced Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Balanced Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Balanced Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Balanced Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Balanced Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Balanced Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Balanced Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Balanced Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Balanced Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Balanced Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Balanced Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Balanced Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Balanced Fund | Stock Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Balanced Fund | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Eventide Balanced Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Eventide Balanced Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated, or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Balanced Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Eventide Balanced Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Eventide Balanced Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Eventide Balanced Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Balanced Fund | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Eventide Balanced Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Balanced Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Balanced Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Balanced Fund | Real Estate and REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Balanced Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Balanced Fund | Yieldcos Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Dividend Growth Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Equity Security Risk. Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Dividend Growth Fund | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in U.S. dollars, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Dividend Growth Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Dividend Growth Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Dividend Growth Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Dividend Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Dividend Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Dividend Growth Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Dividend Growth Fund | Options Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Dividend Growth Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Dividend Growth Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Dividend Growth Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Dividend Growth Fund | Stock Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Dividend Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Dividend Growth Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Eventide Dividend Growth Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Dividend Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Dividend Growth Fund | Real Estate and REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Dividend Growth Fund | Yieldcos Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Limited-Term Bond Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Limited-Term Bond Fund | Foreign Securities Risk [Member]
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Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Limited-Term Bond Fund | Large Capitalization Company Risk [Member]
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Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Limited-Term Bond Fund | Liquidity Risk [Member]
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Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Limited-Term Bond Fund | Management Risk [Member]
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Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Limited-Term Bond Fund | Market Risk [Member]
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Risk [Text Block]

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Limited-Term Bond Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Limited-Term Bond Fund | Security Risk [Member]
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Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Limited-Term Bond Fund | Small Capitalization Company Risk [Member]
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Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Limited-Term Bond Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
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Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Eventide Limited-Term Bond Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Limited-Term Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
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Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Limited-Term Bond Fund | Duration Risk [Member]
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Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Eventide Limited-Term Bond Fund | Extension Risk [Member]
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Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Eventide Limited-Term Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Limited-Term Bond Fund | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Limited-Term Bond Fund | Interest Rate Risk [Member]
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Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Eventide Limited-Term Bond Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Limited-Term Bond Fund | Preferred Stock Risk [Member]
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Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Limited-Term Bond Fund | Prepayment Risk [Member]
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Risk [Text Block]

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Limited-Term Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Limited-Term Bond Fund | Municipal Bond Risk [Member]
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Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Eventide Limited-Term Bond Fund | Sovereign Debt Risk [Member]
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Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Eventide Exponential Technologies Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Development Stage Company Risk. The Fund may invest a portion of the portfolio in development stage companies that are not generating meaningful revenue.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. Not all companies in the Fund’s portfolio will experience growth. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in technology industries.

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results. “Exponential” in the Fund’s name is not intended to suggest exponential returns or any level of returns.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. These companies may have limited product lines, markets, financial resources or personnel. The products of these companies may face obsolescence or adoption challenges due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector can be heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in this sector can be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technologies companies are small or mid-sized companies and may be newly organized.

Financial Technology Companies Risk. Fintech companies could result in new business models, applications, processes or products with an associated effect on the provision of financial services. Certain fintech companies may seek to disrupt or displace established financial institutions and may face competition from larger and more established companies. Fintech companies that utilize disruptive technologies may not be able to capitalize on them when facing political and/or legal attacks from competitors, industry groups or local and national governments. Newer or smaller fintech companies may not currently be profitable, and there can be no assurance that these companies will be profitable in the future. Additionally, fintech companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks and disruptions in the technology they depend on. Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of fintech companies. Similarly, the collection and storage of data from consumers and other sources may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used.

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Volatility Risk. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.

Eventide Exponential Technologies Fund | ADRs Risk [Member]
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Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in U.S. dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. dollar declines, the ADR price would decline by a similar measure.

Eventide Exponential Technologies Fund | Development Stage Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Development Stage Company Risk. The Fund may invest a portion of the portfolio in development stage companies that are not generating meaningful revenue.
Eventide Exponential Technologies Fund | Equity Security Risk [Member]
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Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Exponential Technologies Fund | Ethical Investment Risk [Member]
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Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Exponential Technologies Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Exponential Technologies Fund | Growth Stock Risk [Member]
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Growth Stock Risk. Not all companies in the Fund’s portfolio will experience growth. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Exponential Technologies Fund | Large Capitalization Company Risk [Member]
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Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Exponential Technologies Fund | Liquidity Risk [Member]
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Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Exponential Technologies Fund | Management Risk [Member]
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Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results. “Exponential” in the Fund’s name is not intended to suggest exponential returns or any level of returns.

Eventide Exponential Technologies Fund | Market Risk [Member]
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Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Exponential Technologies Fund | Medium (Mid) Capitalization Company Risk [Member]
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Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the stocks of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Exponential Technologies Fund | Options Market Risk [Member]
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Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Exponential Technologies Fund | Options Risk [Member]
Prospectus [Line Items]
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Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price because the Fund will no longer hold the underlying security. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Exponential Technologies Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Eventide Exponential Technologies Fund | Technology Sector Risk [Member]
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Risk [Text Block]

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. These companies may have limited product lines, markets, financial resources or personnel. The products of these companies may face obsolescence or adoption challenges due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector can be heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in this sector can be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technologies companies are small or mid-sized companies and may be newly organized.

Financial Technology Companies Risk. Fintech companies could result in new business models, applications, processes or products with an associated effect on the provision of financial services. Certain fintech companies may seek to disrupt or displace established financial institutions and may face competition from larger and more established companies. Fintech companies that utilize disruptive technologies may not be able to capitalize on them when facing political and/or legal attacks from competitors, industry groups or local and national governments. Newer or smaller fintech companies may not currently be profitable, and there can be no assurance that these companies will be profitable in the future. Additionally, fintech companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks and disruptions in the technology they depend on. Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of fintech companies. Similarly, the collection and storage of data from consumers and other sources may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used.

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Eventide Exponential Technologies Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Exponential Technologies Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Exponential Technologies Fund | Stock Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Exponential Technologies Fund | Industry Concentration Risk [Member]
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Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in technology industries.

Eventide Exponential Technologies Fund | Convertible Securities Risk [Member]
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Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Exponential Technologies Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Exponential Technologies Fund | Preferred Stock Risk [Member]
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Risk [Text Block]

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Exponential Technologies Fund | Investment Style Risk [Member]
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Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Eventide Exponential Technologies Fund | Financial Technology Companies Risk [Member]
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Risk [Text Block]

Financial Technology Companies Risk. Fintech companies could result in new business models, applications, processes or products with an associated effect on the provision of financial services. Certain fintech companies may seek to disrupt or displace established financial institutions and may face competition from larger and more established companies. Fintech companies that utilize disruptive technologies may not be able to capitalize on them when facing political and/or legal attacks from competitors, industry groups or local and national governments. Newer or smaller fintech companies may not currently be profitable, and there can be no assurance that these companies will be profitable in the future. Additionally, fintech companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks and disruptions in the technology they depend on. Legal and regulatory changes, particularly related to information privacy and data protection, may impact the products or services of fintech companies. Similarly, the collection and storage of data from consumers and other sources may face increased scrutiny as regulators consider how data may be collected, stored, safeguarded and used.

Eventide Exponential Technologies Fund | Healthcare Technology and Devices Companies Risk [Member]
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Risk [Text Block]

Healthcare Technology and Devices Companies Risk. Companies in this sector may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some of these companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Exponential Technologies Fund | Information Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Companies Risk. Information technology companies face intense competition, potentially rapid product obsolescence, short product cycles, falling prices and profits, and competition from new market entrants.

Eventide Exponential Technologies Fund | Internet and Direct Marketing Retail Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Internet and Direct Marketing Retail Risk. Internet and Direct Marketing Retail companies provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. These companies are dependent upon consumer spending, general economic conditions, the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. These companies are subject to the risk that they will underperform as a whole due to legislative or regulatory changes, or increased government supervision.

Eventide Exponential Technologies Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.
Eventide Exponential Technologies Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Eventide Core Bond Fund
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As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the securities of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired. Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Sovereign Debt Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Core Bond Fund | Ethical Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Core Bond Fund | Foreign Securities Risk [Member]
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Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Core Bond Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Core Bond Fund | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some investments held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Core Bond Fund | Management Risk [Member]
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Risk [Text Block]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Eventide Core Bond Fund | Market Risk [Member]
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Risk [Text Block]

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels, political events and terrorism affect the securities markets.

Eventide Core Bond Fund | Medium (Mid) Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium (Mid) Capitalization Company Risk. To the extent the Fund invests in the securities of mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Eventide Core Bond Fund | Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Core Bond Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Company Risk. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Eventide Core Bond Fund | Asset-Backed and Mortgage-Backed Security Risk [Member]
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Asset-Backed and Mortgage-Backed Security Risk. When the Fund invests in asset-backed securities, mortgage-backed securities or collateralized mortgage obligations, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

Commercial mortgage-backed securities (“CMBS”) are subject to credit risk because underlying loan borrowers may default. Subordinate tranches of CMBS are more sensitive to defaults. Previously non-defaulting borrowers may not be able to refinance their loans when due, resulting in higher default rates. CMBS, in general, may become illiquid. Recently, hospitality, retail, and office properties have become subject to heightened vacancy rates and an accompanying increase in the risk of default.

Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS.” Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and may be less liquid that the market for government MBS.

Eventide Core Bond Fund | Convertible Securities Risk [Member]
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Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Core Bond Fund | Credit Risk [Member]
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Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, unrated or otherwise high-risk securities, commonly called “junk bonds,” that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Eventide Core Bond Fund | Duration Risk [Member]
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Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Eventide Core Bond Fund | Extension Risk [Member]
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Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Eventide Core Bond Fund | Fixed Income Risk [Member]
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Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Eventide Core Bond Fund | Income Risk [Member]
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Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Eventide Core Bond Fund | Interest Rate Risk [Member]
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Risk [Text Block]

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. Rising interest rates pose a heightened risk to any longer-term fixed income securities held by the Fund.

Eventide Core Bond Fund | Junk Bond Risk [Member]
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Risk [Text Block]

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Core Bond Fund | Preferred Stock Risk [Member]
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Risk [Text Block]

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired. Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Eventide Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Eventide Core Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. The Fund’s investments in securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Eventide Core Bond Fund | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk. The value of municipal bonds may fluctuate as a result of changes in the cash flows generated by the revenue source(s), changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s), or changes in federal tax laws or the activity of an issuer which may adversely affect the tax-exempt status of municipal bonds.

Eventide Core Bond Fund | Sovereign Debt Risk [Member]
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Risk [Text Block]

Sovereign Debt Risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Eventide Large Cap Focus Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the semiconductor and software industries.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, trade policies, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Large Cap Focus Fund | ADRs Risk [Member]
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ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the U.S. dollar, movements in the exchange rate of the local currency versus the U.S. dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the U.S. Dollar declines, the ADR price would decline by a similar measure.

Eventide Large Cap Focus Fund | Equity Security Risk [Member]
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Equity Security Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Eventide Large Cap Focus Fund | Ethical Investment Risk [Member]
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Risk [Text Block]

Ethical Investment Risk. The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

To supplement its efforts in ethical investing, the Adviser may engage with portfolio companies to encourage consideration of corporate strategies aligned with the Adviser’s values, including pricing and/or business practices that may be beneficial within particular industries.  The Adviser believes these activities will help promote ethical and effective corporate governance and long-term strategy for companies, and potentially create a positive effect on the particular businesses and/or industries, their consumers, and the Fund. There is no guarantee that the Adviser’s corporate engagements and related-activities will achieve their intended results. There is a risk that the Adviser’s activities in this regard could limit the Fund’s investment universe and reduce the amount of profits that could be realized by affected companies, limiting the Fund’s investment returns. Furthermore, the U.S. government or any agency thereof, may enact rules or legislation that, directly or indirectly, materially impacts the Adviser’s activities in this regard, or materially affects the value of companies or opportunities for investment within particular industries.

Eventide Large Cap Focus Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign investing involves other risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing accounting, auditing, financial reporting and legal standards.

Eventide Large Cap Focus Fund | Growth Stock Risk [Member]
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Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Eventide Large Cap Focus Fund | Large Capitalization Company Risk [Member]
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Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Eventide Large Cap Focus Fund | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid investments may also lack a readily observable or market-corroborated price and be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at an unexpected loss.

Eventide Large Cap Focus Fund | Management Risk [Member]
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Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Eventide Large Cap Focus Fund | Market Risk [Member]
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Market Risk. Overall stock or bond market volatility may also affect the value of the Fund. Factors such as domestic and/or foreign economic growth and market conditions, interest rate levels and political events and terrorism affect the securities markets.

Eventide Large Cap Focus Fund | Options Market Risk [Member]
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Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Eventide Large Cap Focus Fund | Options Risk [Member]
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Options Risk. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. The use of derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, including the risk that the counterparty to an options transaction may not fulfill its contractual obligations.

Eventide Large Cap Focus Fund | Sector Exposure Risk [Member]
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Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, trade policies, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Healthcare & Life Sciences Sector Risk [Member]
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Healthcare & Life Sciences Sector Risk. Companies in the healthcare and life sciences sectors may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Eventide Large Cap Focus Fund | Industrial Sector Risk [Member]
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Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Eventide Large Cap Focus Fund | Technology Sector Risk [Member]
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Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Security Risk [Member]
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Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security or group of securities in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Eventide Large Cap Focus Fund | Stock Value Risk [Member]
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Stock Value Risk. Stocks involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth, or the Adviser misgauged that worth. Stocks also may decline in price, even though, in theory, they are already undervalued. Investments in private companies that lack readily observable or market-corroborated prices generally increase stock valuation risk because they are more difficult to value. Many private companies are not required to file periodic financial reports, leading to challenges in the Adviser’s ability to evaluate a company’s business prospects and the fair value of its securities. The fair valued prices assigned to the Fund’s investments in private companies are based on a variety of factors, reviewed regularly, and updated as additional information becomes available. However, fair value pricing includes subjective judgments, and it is possible that the fair value assigned to a security may differ materially from the value the Fund would realize if the security were sold.

Eventide Large Cap Focus Fund | Industry Concentration Risk [Member]
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Industry Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, because the Fund’s investments are concentrated in the semiconductor and software industries.

Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Eventide Large Cap Focus Fund | Convertible Securities Risk [Member]
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Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities, and are therefore subject to the risks associated with both fixed income and equity securities. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The market value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Eventide Large Cap Focus Fund | Junk Bond Risk [Member]
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Junk Bond Risk. Lower-quality or unrated bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Eventide Large Cap Focus Fund | Preferred Stock Risk [Member]
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Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of the issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

Eventide Large Cap Focus Fund | Real Estate and REIT Risk [Member]
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Real Estate and REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Eventide Large Cap Focus Fund | Yieldcos Risk [Member]
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Yieldcos Risk. Investments in securities of yieldcos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the yieldco and the company responsible for the formation of the yieldco (the “Yieldco Sponsor”). Yieldcos typically remain dependent on the management and administration services provided by or under the direction of the Yieldco Sponsor and on the ability of the Yieldco Sponsor to identify and present the yieldco with acquisition opportunities, which may often be assets of the Yieldco Sponsor itself. To the extent that the yieldco relies on the Yieldco Sponsor for developing new assets for potential future acquisitions, the yieldco may be dependent on the development capabilities and financial health of the Yieldco Sponsor. Yieldco Sponsors may have interests that conflict with the interests of the yieldco and may retain control of the yieldco via classes of stock held by the Yieldco Sponsor. Any event that limits the yieldco’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the yieldco’s share price.

Eventide Large Cap Focus Fund | Semiconductor Industry Risk [Member]
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Semiconductor Industry Risk. Semiconductor companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Eventide Large Cap Focus Fund | Software Industry Risk [Member]
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Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.

Eventide Large Cap Focus Fund | MLP and MLP-Related Securities [Member]
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MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. During periods of rising interest rates, the use of MLPs or MLP-related securities could hinder the overall performance of the Fund.

Eventide Large Cap Focus Fund | MLP Tax Risk [Member]
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MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Eventide Large Cap Focus Fund | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, trade policies, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.